Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Federal
Current						$ 528,809	$ 248,508
Deferred						(176,665)	(80,230)
State
Current
Deferred						(76,969)
Change in valuation allowance					$ 80,230	253,634	80,230
Income tax provision	$ 40,507	$ 166,728	$ 85,722	$ 429,423	$ 248,508	$ 528,809	$ 248,508